Prepaid expenses (Tables)	12 Months Ended
Sep. 30, 2025
Prepaid Expenses
Schedule of Prepaid Expenses
	September 30, 2025	September 30, 2024
Prepaid expenses	187	612
Prepaid insurance	5	54
Prepaid purchases	5,825	6,981
Deposits for Jamestown equipment	6,608	—
	12,625	7,647